Treasury stock (Tables)	12 Months Ended
Dec. 31, 2018
Classification of Treasury Stock [Abstract]
Disclosure of Detailed Information About Treasury Shares Repurchased But Not retired [Table Text Block]
The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2016	318,140	10,708	589,174	16,242	2,103,620	46,447	3,010,934	73,397
Repurchase of common stock	-	-	-	-	-	-	-	-
Restricted stock issued – directors	-	-	-	-	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	-	-	-	-	(68,785)	(1,519)	(68,785)	(1,519)
Restricted stock units – vested	-	-	-	-	(65,358)	(1,443)	(65,358)	(1,443)
Outstanding at December 31, 2016	318,140	10,708	589,174	16,242	1,912,477	42,226	2,819,791	69,176

Repurchase of common stock	-	-	1,000	28	-	-	1,000	28
Restricted stock issued – directors	-	-	-	-	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	-	-	-	-	(142,268)	(3,140)	(142,268)	(3,140)
Restricted stock units – vested	-	-	-	-	(70,519)	(1,557)	(70,519)	(1,557)
Outstanding at December 31, 2017	318,140	10,708	590,174	16,270	1,642,690	36,270	2,551,004	63,248

Repurchase of common stock	-	-	99,193	2,441	64	1	99,257	2,442
Restricted stock issued - directors	-	-	-	-	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	-	-	-	-	(102,918)	(2,272)	(102,918)	(2,272)
Restricted stock units - vested	-	-	-	-	(49,055)	(1,083)	(49,055)	(1,083)
Outstanding at December 31, 2018	318,140	10,708	689,367	18,711	1,433,781	31,657	2,441,288	61,076